ENTITY-WIDE DISCLOSURES - Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disaggregation of Non-current assets [Line Items]
Property, plant and equipment	$ 123,846,849	$ 32,668,158
Right-of-use assets	61,792,536	60,902,362	$ 7,498,724
Intangible assets	125,856,977	81,899,830
Contract asset	13,053,905	14,113,415
Non-current assets	324,550,267	189,583,765
Canada
Disclosure of Disaggregation of Non-current assets [Line Items]
Property, plant and equipment	64,085,575	18,035,651
Right-of-use assets	11,064,960	7,446,976
Intangible assets	118,646,375	76,127,010
Contract asset	13,053,905	14,113,415
Non-current assets	206,850,815	115,723,052
United States
Disclosure of Disaggregation of Non-current assets [Line Items]
Property, plant and equipment	59,761,274	14,632,507
Right-of-use assets	50,727,576	53,455,386
Intangible assets	7,210,602	5,772,820
Contract asset	0	0
Non-current assets	$ 117,699,452	$ 73,860,713